INVESTMENT IN OTHER COMPANY	12 Months Ended
Dec. 31, 2021
Investment In Other Company
INVESTMENT IN OTHER COMPANY

NOTE 6 - INVESTMENT IN OTHER COMPANY

On August 14, 2020, Todos Singapore entered into subscription agreement with Pathnova Laboratories PTE Ltd (“Pathnova”) under which Todos Singapore has agreed to invest in Pathnova up to SGD3,000 based on the investment payments schedule as determined in the subscription agreement, for subscribing up to 4,615,385 subscription shares of Pathnova.

On December 31, 2020, 461,538 ordinary shares of Pathnova have been issued to Todos Singapore for total investment amount of SGD300 (approximately $224), representing percentage shareholding of 4.38% on regular basis. On January 25, 2021, additional 461,539 ordinary shares of Pathnova have been issued to Todos Singapore for total investment amount of SGD300 (approximately $231), representing percentage shareholding of additional 4.38% on regular basis.

Management has determined that its holding in Pathnova does not entitle the Company significant influence over Pathnova and accordingly the Company accounted for its investment in Pathnova in accordance with the provisions of ASC Topic 321 “Investment-Equity Securities”, as equity investment without readily determinable fair value.

The following tabular presentation reflects the Investment in other company:

Investment in other Company
As of January 1, 2020	$-
Issuance of shares as investment in Equity Securities	224
As of December 31, 2020	$224
Cash investment	231
As of December 31, 2021	$455

TODOS MEDICAL LTD.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Cont.)

(U.S. dollars in thousands)